Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] One Eighty Holdings Ltd [Member]	Retained Earnings [Member]	Retained Earnings [Member] One Eighty Holdings Ltd [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] One Eighty Holdings Ltd [Member]	Total	One Eighty Holdings Ltd [Member]	Total Shareholders Equity [Member] One Eighty Holdings Ltd [Member]
Beginning balance, value at Sep. 30, 2020			$ 336,055		$ 2,151,452		$ (77,051)			$ 2,410,456
Net income					(336,830)				$ (336,830)	(336,830)
Foreign currency translation loss							(12,036)			(12,036)
Ending balance, value at Sep. 30, 2021	$ 45,000	$ 155,024	336,055	$ 1,082,642	1,814,622	$ (21,433)	(89,087)	$ 1,261,233	2,061,590	2,061,590
Ending balance, shares at Sep. 30, 2021	40,000,000
Net income				1,256,019	106,946			1,256,019	106,946	106,946
Foreign currency translation loss						(9,188)	(7,264)	(9,188)		(7,264)
Ending balance, value at Mar. 31, 2022	$ 45,000	155,024	336,055	2,338,661	1,921,568	(30,621)	(96,351)	2,508,064		2,161,272
Ending balance, shares at Mar. 31, 2022	40,000,000
Beginning balance, value at Sep. 30, 2021	$ 45,000	155,024	336,055	1,082,642	1,814,622	(21,433)	(89,087)	1,261,233	2,061,590	2,061,590
Beginning balance, shares at Sep. 30, 2021	40,000,000
Net income					1,737,596				1,737,596	1,737,596
Dividend paid					(290,375)					(290,375)
Foreign currency translation loss							(302,842)			(302,842)
Ending balance, value at Sep. 30, 2022	$ 51,047	18,918,303	336,055	4,685,007	3,261,843	(607,052)	(391,929)	23,047,305	3,205,969	3,205,969
Ending balance, shares at Sep. 30, 2022	45,375,000
Net income				1,364,497	907,565			1,364,497	907,565	907,565
Shares issued for equity financing	$ 10,125	11,756,685						11,766,810
Shares issued for equity financing, shares	9,000,000
Dividend paid
Foreign currency translation loss						2,088,136	175,420	2,088,136		175,420
Ending balance, value at Mar. 31, 2023	$ 61,172	$ 30,674,988	$ 336,055	$ 6,049,504	$ 4,169,408	$ 1,481,084	$ (216,509)	$ 38,266,748	$ 4,288,954	$ 4,288,954
Ending balance, shares at Mar. 31, 2023	54,375,000